UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.0%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children's Hospital (AGC):
6.00%, 6/01/34	$1,745	$1,970,733
6.00%, 6/01/39	500	564,680
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	2,525	2,462,759

		4,998,172

Arizona — 7.9%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	475	541,609
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	3,300	3,184,368
County of Pima Arizona IDA, Refunding, IDRB, Tucson Electric Power Co. Project, Remarketing, Series B, 5.75%, 9/01/29	1,375	1,405,938
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	3,892,238
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,060,409
5.00%, 12/01/37	4,585	4,629,383
San Luis Facility Development Corp., RB, Senior Lien Project, Regional Detention Center Project:
6.25%, 5/01/15	210	205,617
7.00%, 5/01/20	490	441,127
7.25%, 5/01/27	980	735,568
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	1,100	1,181,752
University Medical Center Corp., RB, 6.50%, 7/01/39	750	813,488
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	1,600	1,678,864

		19,770,361

Municipal Bonds	Par (000)	Value

Arkansas — 1.4%
Arkansas State University, RB, Arkansas State University - Jonesboro Campus, Series B:
4.00%, 12/01/28	$600	$608,268
4.88%, 12/01/43	1,010	1,029,311
City of Hot Springs AR Wastewater, RB, 5.00%, 12/01/38	1,800	1,888,290

		3,525,869

California — 24.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	2,300	2,668,506
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (a)	1,500	1,205,790
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	3,000	3,238,680
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	2,100	2,160,333
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, County of Stanislaus Tobacco Funding Cop., Sub-Series C, 0.00%, 6/01/55 (b)	7,090	43,887
Dinuba California Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	268,223
5.75%, 8/01/33	535	573,723
Foothill-Eastern Transportation Corridor Agency, Refunding RB:
5.75%, 1/15/40	3,495	3,495,000
CAB, 5.88%, 1/15/28	7,000	7,070,000
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (a)	2,475	1,764,502
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (b)	12,000	3,101,160
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (b)	2,270	1,017,959
0.00%, 8/01/33 (b)	4,250	1,391,110
0.00%, 8/01/39 (a)	3,000	1,705,800

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (a)	$4,200	$3,386,040
San Jose California Evergreen Community College District, GO, Election of 2010, Series B, 3.50%, 8/01/32	1,800	1,635,444
State of California, GO, Refunding:
Various Purpose (NPFGC), 5.00%, 6/01/37	5,000	5,211,400
5.00%, 2/01/38	2,000	2,106,620
State of California, GO, Various Purposes:
Various Purpose (CIFG),
5.00%, 3/01/33	4,485	4,633,453
5.75%, 4/01/31	3,000	3,425,940
6.00%, 3/01/33	2,270	2,655,673
6.50%, 4/01/33	2,900	3,480,638
5.50%, 3/01/40	3,650	4,019,453

		60,259,334

Colorado — 0.3%
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	813,660

Connecticut — 0.8%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	1,000	1,020,450
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	981,454

		2,001,904

Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,888,704

District of Columbia — 0.5%
Metropolitan Washington Airports Authority, Refunding RB, Series A, 5.00%, 10/01/35	1,155	1,224,023

Florida — 11.3%
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	3,700	3,701,369
Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/28	$3,000	$3,116,310
County of Miami-Dade, RB:
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/32 (b)	4,225	1,542,886
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/33 (b)	4,000	1,350,000
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/34 (b)	4,580	1,453,875
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/35 (b)	5,000	1,492,050
CAB, Subordinate Special Obligation, 0.00%, 10/01/32 (b)	5,000	1,825,900
CAB, Subordinate Special Obligation, 0.00%, 10/01/33 (b)	15,375	5,248,871
Series B, AMT, 6.00%, 10/01/32	3,000	3,299,970
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	200	200,840
County of Orange Florida Tourist Development Tax Revenue, Refunding RB, 4.75%, 10/01/32	5,000	5,061,650

		28,293,721

Georgia — 0.6%
County of Milledgeville & Baldwin Development Authority, RB, Georgia College & State University Foundation, 6.00%, 9/01/14 (c)	1,500	1,566,195

Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	611,796

Idaho — 1.1%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	2,500	2,852,525

Illinois — 12.1%
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 1/01/20 (d)	5,000	6,383,150

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, Refunding ARB, O'Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	$6,000	$5,536,080
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,029,680
Illinois Finance Authority, RB:
Northwestern Memorial Hospital, Series A, 5.50%, 8/15/14 (c)	3,000	3,086,010
Rush University Medical Center, Series C, 6.63%, 11/01/39	1,200	1,338,120
Series A, 5.00%, 7/01/35	1,200	1,206,216
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	345	308,996
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,490	1,625,605
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,534,695
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	6,000	6,461,880
6.00%, 6/01/28	1,700	1,885,640

		30,396,072

Indiana — 0.5%
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/26	1,350	1,364,728

Iowa — 1.5%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	1,355	1,420,555
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project:
5.75%, 9/01/30	965	951,770
6.00%, 9/01/39	1,500	1,482,510

		3,854,835

Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,224,646

Municipal Bonds	Par (000)	Value

Kentucky — 5.3%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/18 (c)	$2,250	$2,717,708
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	3,400	3,517,878
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23 (b)	8,500	5,549,310
Kentucky Public Transportation Infrastructure Authority, RB, CAB 1st tier (a):
0.00%, 7/01/34	1,000	581,210
Series C, 0.00%, 7/01/39	1,395	800,883

		13,166,989

Louisiana — 3.4%
City of Alexandria Utilities, RB, 5.00%, 5/01/39 (e)	2,790	2,922,023
Lafayette Public Trust Financing Authority, Refunding RB, Ragin' Cajun Facilities, Inc. Project (AGM), 3.75%, 10/01/32	530	494,246
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Parish of Plaquemines Project (AGM), 4.00%, 9/01/42	395	346,455
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,699,809
Louisiana Public Facilities Authority, RB:
Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	646,176
Cleco Power LLC Project, Series B, 4.25%, 12/01/38	2,100	1,862,805
Terrebonne Levee & Conservation District, RB, Sales Tax, 4.25%, 7/01/32	575	576,184

		8,547,698

Maryland — 0.4%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	895	938,354

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 1.0%
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 9/01/43	$2,400	$2,593,392

Michigan — 3.9%
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,650	4,340,217
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	2,750	3,341,030
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,875	2,136,994

		9,818,241

Minnesota — 3.2%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,250	2,592,900
State of Minnesota, RB, Series A, 5.00%, 6/01/38	5,000	5,386,000

		7,978,900

Mississippi — 3.5%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	603,570
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	1,910	1,989,207
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	2,840,452
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	3,150	3,358,215

		8,791,444

Missouri — 3.7%
Missouri Development Finance Board, RB:
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,375,961
Municipal Bonds	Par (000)	Value

Missouri (concluded)
Missouri Development Finance Board, RB (concluded):
St. Joseph Sewage System Improvements, Series E, 5.25%, 5/01/31	$620	$635,537
Missouri Development Finance Board, Refunding RB, Electric System Projects, Series F, 4.00%, 6/01/32	2,000	1,885,500
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	532,730
Heartland Regional Medical Center, 4.13%, 2/15/43	1,530	1,349,475
University of Central Missouri, Series C-2, 4.00%, 10/01/28	600	604,770
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,583,460
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	1,200	1,221,300

		9,188,733

Montana — 2.4%
Montana Facility Finance Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series A, 4.75%, 1/01/40	700	710,066
Montana State Board of Regents, RB, 5.00%, 11/15/43	3,340	3,566,285
Yellowstone County School District No 2 Billings, GO:
4.50%, 6/15/33	1,000	1,053,360
4.00%, 6/15/34	600	602,868

		5,932,579

Nebraska — 3.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	901,206
City of Omaha Nebraska, RB, Sanitary Sewerage System, 4.00%, 11/15/42	3,300	3,163,545
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	2,535	2,739,422

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	4

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska (concluded)
Nebraska Public Power District, Refunding RB, Series A (concluded):
5.00%, 1/01/33	$750	$807,293

		7,611,466

Nevada — 0.4%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	1,065	1,122,127

New Jersey — 5.1%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (f)(g)	1,510	104,915
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/14 (c)	3,000	3,062,640
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,335	1,284,938
Goethals Bridge Replacement Project, AMT (AGM), 5.13%, 7/01/42	300	300,333
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	670	724,632
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (c):
7.13%, 6/01/19	950	1,230,801
7.50%, 6/01/19	1,225	1,610,642
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	770	809,686
5.00%, 7/01/25	500	536,160
5.63%, 7/01/37	2,560	2,669,286
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	400	402,888

		12,736,921

Municipal Bonds	Par (000)	Value

New York — 7.5%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (f)(g)	$725	$108,779
City of New York New York, GO, Fiscal 2014, Sub-Series A-1:
5.00%, 8/01/29	600	661,494
5.00%, 8/01/35	2,380	2,545,220
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (h)	2,600	2,853,032
City of New York New York Industrial Development Agency, RB, PILOT Queens Baseball Stadium:
(AGC), 6.50%, 1/01/46	300	329,793
(AMBAC), 5.00%, 1/01/39	1,900	1,707,796
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,600	1,662,352
Hudson Yards Infrastructure Corp., RB, Series A:
(NPFGC), 5.00%, 2/15/47	500	504,395
(AGM), 5.00%, 2/15/47	1,250	1,268,050
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	2,475	2,740,345
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,250	1,336,887
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	600	543,960
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 4.50%, 7/01/32	1,420	1,178,898
State of New York Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,195	1,257,821

		18,698,822

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina — 3.5%
County of Gaston Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	$2,175	$1,941,383
North Carolina Medical Care Commission, Refunding RB:
Health Care Facilities, Novant Health Obligated Group, Series A, 4.00%, 11/01/46	5,600	4,780,104
University Health System, Series D, 6.25%, 12/01/33	1,750	1,976,643

		8,698,130

North Dakota — 0.2%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	600	520,296

Oklahoma — 0.4%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,050	1,006,225

Oregon — 4.5%
City of Madras Oregon, GO, Refunding, 4.00%, 2/15/33	600	531,996
County of Clackamas Oregon Housing Authority, HRB, M/F, Easton Ridge Apartments Project, Series A:
3.50%, 9/01/33	760	667,166
4.00%, 9/01/43	595	534,923
4.00%, 9/01/49	825	724,878
County of Umatilla Pendleton School District No. 16R, GO, Series A (e):
5.00%, 6/15/37	4,225	4,599,335
4.00%, 6/15/38	2,365	2,311,409
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,393,525
Oregon State Facilities Authority, Refunding RB, Linfield College Project, Series A, 5.25%, 10/01/40	500	510,100

		11,273,332

Municipal Bonds	Par (000)	Value
Pennsylvania — 3.9%
County of Allegheny Pennsylvania IDA, Refunding RB, US Steel Corp. Project, 6.55%, 12/01/27	$2,535	$2,631,279
Delaware River Port Authority, RB:
4.50%, 1/01/32	3,000	3,060,090
Series D (AGM), 5.00%, 1/01/40	3,640	3,777,519
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31 (b)(d)	500	256,680

		9,725,568

Rhode Island — 3.2%
Rhode Island Health & Educational Building Corp., RB:
City of Newport Issue, Series C, 4.00%, 5/15/33	1,850	1,863,949
Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	3,000	3,365,160
Rhode Island Health & Educational Building Corp., Refunding RB, Brown University, 4.50%, 9/01/32	1,200	1,271,856
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	1,330	1,427,356

		7,928,321

South Carolina — 1.4%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AMBAC), 5.15%, 7/01/37	3,395	3,528,627

Tennessee — 2.6%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	2,945	3,020,746
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,215,982
5.38%, 11/01/28	1,000	1,071,000
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	1,200	1,176,732

		6,484,460

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	6

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas — 11.7%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (c):
7.13%, 12/01/18	$1,000	$1,281,990
7.25%, 12/01/18	2,650	3,412,803
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (b)	5,000	1,048,950
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	2,200	2,462,482
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (b):
0.00%, 9/15/36	7,640	2,519,443
0.00%, 9/15/38	16,780	4,976,445
County of Midland Texas Fresh Water Supply District No. 1, Refunding RB, City of Midland Project, 3.38%, 9/15/32	2,425	2,163,609
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,545	1,549,913
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,140	1,248,881
State of Texas Turnpike Authority, RB, CAB (AMBAC), 6.05%, 8/15/31 (b)	15,000	5,274,300
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,314,460

		29,253,276

Vermont — 2.1%
Vermont Educational & Health Buildings Financing Agency, RB, Fletcher Allen Health Hospital, Series A, 4.75%, 12/01/36	1,495	1,460,271
Municipal Bonds	Par (000)	Value

Vermont (concluded)
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 12/01/34	$3,640	$3,716,440

		5,176,711

Virginia — 1.7%
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	2,800	2,398,172
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	1,755	1,833,817

		4,231,989

Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,100	2,275,728

West Virginia — 1.2%
City of Wheeling West Virginia Waterworks & Sewerage System, RB, 5.00%, 6/01/38	3,000	3,101,550

Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	1,800	1,940,076

Total Municipal Bonds — 146.5%		366,916,500

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)

Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	5,250	5,335,943

Massachusetts — 1.3%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,070	3,266,541

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value

New Jersey — 1.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (j)	$2,861	$3,041,755

New York — 9.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	690	770,529
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,000	4,175,760
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	872,105
Series A, 4.75%, 6/15/30	4,000	4,238,880
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,750	1,890,879
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	4,500	4,785,795
State of New York Dormitory Authority, RB, 5.00%, 7/01/38	3,359	3,601,097
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	2,360	2,562,063

		22,897,108

Ohio — 1.8%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,740	1,762,411
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value

Ohio (concluded)
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	$2,600	$2,791,360

		4,553,771

Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,380	2,496,001

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 16.6%		41,591,119

Total Long-Term Investments (Cost — $392,539,612) — 163.1%		408,507,619

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	1,923,205	1,923,205

Total Short-Term Securities (Cost — $1,923,205) — 0.8%		1,923,205

Total Investments (Cost — $394,462,817*) — 163.9%		410,430,824
Liabilities in Excess of Other Assets — (4.2)%		(10,462,600)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.4%)		(23,589,440)
VMTP Shares, at Liquidation Value — (50.3%)		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$250,478,784

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$370,808,954

Gross unrealized appreciation	$24,416,917
Gross unrealized depreciation	(8,379,312)

Net unrealized appreciation	$16,037,605

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Zero-coupon bond.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security is collateralized by municipal or US Treasury obligations.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	8

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

Counterparty	Value	Unrealized Appreciation

Piper Jaffray	$6,910,744	$12,287
Stephens, Inc.	$2,922,023	$49,160

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Non-income producing security.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2019 to June 15, 2019, is $3,149,408.
(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income

FFI Institutional Tax-Exempt Fund	4,475,537	(2,552,332)	1,923,205	$1,331

(l)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(204)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$25,653,000	$(414,105)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$408,507,619	—	$408,507,619
Short-Term Securities	$1,923,205	—	—	1,923,205

Total	$1,923,205	$408,507,619	—	$410,430,824

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(414,105)	—	—	$(414,105)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	10

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$330,000		—	$330,000
Liabilities:
TOB trust certificates		$(23,584,265)	—	(23,584,265)
VMTP Shares		(125,900,000)	—	(125,900,000)

Total	$330,000	$(149,484,265)		$(149,154,265)

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2014	11

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2014